Performance Management - BNY Mellon Ultra Short Income ETF	Jun. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund for its first complete calendar year of operations. The table compares the average annual total returns of the fund to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, and the ICE BofA Merrill Lynch 3-Month US Treasury Bill Index, which measures the performance of a U.S. Treasury bill that matures within three months. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2023: 1.96% Worst Quarter Q4, 2022: -0.97% (for the periods reflected in the bar chart)

Bar Chart Closing [Text Block]
Best Quarter Q4, 2023: 1.96% Worst Quarter Q4, 2022: -0.97% (for the periods reflected in the bar chart)
Year to date total return for the nine months ended September 30, 2024 was 4.43%.
Year to Date Return, Label [Optional Text]	Year to date total return for the nine months ended
Bar Chart, Year to Date Return	4.43%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.96%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.97%)
Lowest Quarterly Return, Date	Dec. 31, 2022
Performance Table Narrative

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.

Performance Table Market Index Changed	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of June 30, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
	1 Year	Since Inception (8/09/2021)
Returns before taxes	5.74%	2.22%
Returns after taxes on distributions	3.91%	1.11%
Returns after taxes on distributions and sale of fund shares	3.37%	1.22%
Bloomberg U.S. Aggregate Bond Index*(reflects no deductions for fees, expenses or taxes)	5.53%	-3.71%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	5.01%	2.69%

* In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of June 30, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.bny.com/investments